LOAN FROM THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
LOAN FROM THIRD PARTIES
Summary of loan from third parties

	December 31,	December 31,
	2020	2019
Loan from third parties	$—	$4,305,396